Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Trade Accounts Receivable, Net
Schedule of trade accounts receivable

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Trade accounts receivable	531,480,981	515,520,269	79,388,978
Less: Allowance for doubtful accounts	—	—	—

Total trade accounts receivable, net	531,480,981	515,520,269	79,388,978